Leases - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Operating lease right-of-use asset			$ 0		$ 3,681,072	$ 0
Lease liability			4,154,947		4,227,845
Operating lease liability, current			4,154,947		720,577	0
Operating lease, liability, noncurrent			0		3,507,268	0
Base rent for sublease			300,000	$ 300,000
Annual escalations	3.00%
Impairment loss on operating lease right-of-use asset			(3,513,999)	$ 0
PH Pharma Ltd [Member]
Leases [Line Items]
Base rent for sublease					1,200,000	$ 900,000
San Francisco, California [Member]
Leases [Line Items]
Base rent for sublease		$ 66,000
Annual escalations		3.00%
Palo Alto, California [Member]
Leases [Line Items]
Base rent for sublease	$ 89,000
Payments for Tenant Improvements	$ 300,000
Interest Percentage of Tenant Improvements	7.00%
Lease expiration period	2027-04
Lessee, operating lease, renewal term	5 years
Security Deposit	$ 177,000
Impairment loss on operating lease right-of-use asset			(3,500,000)
ASC 842 [Member]
Leases [Line Items]
Operating lease right-of-use asset			4,200,000		4,200,000
Lease liability			4,400,000		4,400,000
Deferred rent liability			$ 241,000		$ 241,000